Revenue and segment information - Summary of timing of revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue and segment information
Revenue	¥ 650,706	$ 94,344	¥ 531,950	¥ 424,485
Material reconciling items
Revenue and segment information
Revenue	650,706		531,950	424,485
Material reconciling items | over time
Revenue and segment information
Revenue	188,827		218,754	265,137
Material reconciling items | at a point in time
Revenue and segment information
Revenue	¥ 461,879		¥ 313,196	¥ 159,348